STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 15, 2018	Mar. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2019	Aug. 31, 2019	Feb. 28, 2018	Dec. 05, 2017	Feb. 28, 2013
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized			100,000,000			100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.0001			$ 0.0001
Common Stock, Voting Rights		Holders of the Company’s common stock are entitled to one vote for each share.	Holders of the Company’s common stock are entitled to one vote for each share.
Common Stock, Shares, Outstanding			6,224,268			7,067,422
Common stock subject to possible redemption,at redemption value			0			16,808,829
Ensysce Biosciences, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized		500,000,000	500,000,000	500,000,000		500,000,000		500,000,000
Common Stock, Par or Stated Value Per Share		$ 0.000025	$ 0.000025			$ 0.000025
Common Stock, Shares, Outstanding		243,790,541	239,465,160			239,465,160
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants and Rights Outstanding, Term		5 years	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01	$ 0.01
Description of sale price of common stock		the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders	Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders
Warrant [Member] | Ensysce Biosciences, Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.20			$ 0.41
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							100,000			200,000
Over-Allotment Option [Member] | Founder Shares [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited	750,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 11.50
Private Placement [Member] | Ensysce Biosciences, Inc [Member] | Termination Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					500,000